Document and Entity Information Document and Entity Information	Oct. 31, 2019	Oct. 31, 2019
Document And Entity Information [Abstract]
Title of 12(b) Security	Common Shares of Beneficial Interest, $.01 par value
Entity Incorporation, State or Country Code	TX
Entity Central Index Key		0000906345
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Address, Address Line One	11 Greenway Plaza, Suite 2400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	-713
Local Phone Number	354-2500
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Trading Symbol	CPT
Security Exchange Name	NYSE
Amendment Flag		false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Written Communications	false